Basis of preparation (Details) $ in Thousands		Jun. 13, 2014 ConcessionalAsset	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Basis of preparation [Abstract]
Number of selected assets subject to ROFO Agreement | ConcessionalAsset		4
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets			$ 8,736,368	$ 9,084,270
Deferred tax assets			165,182	165,136
Long-term project debt			4,956,811	5,228,917
Grants and other liabilities			1,662,379	1,636,060
Deferred tax liabilities			225,171	186,583
Other Reserves				80,968
Retained Earnings			(416,767)	(477,214)
Contracted concessional financial assets			$ 870,336	936,004
IFRS 9 Adjustments [Member] | Expected credit losses [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets	[1]			(53,048)
Deferred tax assets	[1]			14,866
Retained Earnings	[1]			(38,182)
IFRS 9 Adjustments [Member] | Modification of financial liabilities [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Deferred tax assets				(3,055)
Long-term project debt				(39,599)
Deferred tax liabilities				8,849
Retained Earnings				27,695
IFRS 9 Adjustments [Member] | Hedge accounting [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Other Reserves				1,326
Retained Earnings				(1,326)
IFRS 16 Adjustments [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets				62,982
Grants and other liabilities				62,982
Restated [Member]
Summary of adjustments arising from application of IFRS 9 and IFRS 16 [Abstract]
Contracted concessional assets				9,094,204
Deferred tax assets				176,947
Long-term project debt				5,189,318
Grants and other liabilities				1,699,042
Deferred tax liabilities				195,432
Other Reserves				82,294
Retained Earnings				$ (489,027)

[1]	The expected credit losses provision only applies to the concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).